Income Taxes - Summary of Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before income taxes	$ 428.4	₨ 35,201.2	₨ (70,167.3)	₨ (116,727.3)
Income tax expense at tax rates applicable to individual entities	125.8	10,340.1	(9,514.7)	(22,615.8)
Additional deduction for patent, research and product development cost			(13.4)	16.6
Items (net) not deductible for tax /not liable to tax:
- foreign Currency (gain)/loss relating to loans and deposits (net), foreign	(6.1)	(498.0)	(38.3)	49.5
- interest and other expenses relating to borrowings for investment	8.8	722.0	638.6	315.7
- Write-down of assets not qualifying for tax relief				4,295.6
- Others	(10.7)	(883.3)	1,607.6	634.7
Undistributed earnings of subsidiaries, joint operations and equity accounted investees	73.3	6,022.9	4,072.5	3,109.3
Deferred tax assets not recognized because realization is not probable	84.2	6,921.7	35,281.9	39,658.8
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits	(66.6)	(5,474.5)	(7,253.4)	(3,471.6)
Deferred tax assets recognized on unabsorbed depreciation and others	(240.6)	(19,770.1)
Deferred tax assets recognized on Long term capital loss	(18.3)	(1,504.8)
Previously recognised deferred tax assets written down			(63.4)	(1.0)
Profit on sale of investments in subsidiaries and Others				15.2
Tax on share of (profit)/loss of equity accounted investees (net)	9.2	758.3	(70.1)	744.9
Impact of change in rates on moving to new tax regime	63.6	5,223.6
Impact of change in statutory tax rates	2.4	193.2	20.4	929.6
Others	60.7	4,989.5	4,708.0	1,729.2
Profit on sale of passenger vehicle undertaking (Common control transaction			12,829.2
Income tax expense/(credit) reported	$ 85.7	₨ 7,040.6	₨ 42,204.9	₨ 25,410.7